Foreign Currency Transactions - Summary of Exchange Rate in Effect (Detail)	Feb. 22, 2022 Exchange_Rate	Dec. 31, 2021 Exchange_Rate	Dec. 31, 2020 Exchange_Rate	Dec. 31, 2019 Exchange_Rate	Dec. 04, 2019 $ / $
Foreign currency transactions [Line Items]
Mexican pesos per one U.S. dollar		20.5835	19.9487	18.8452	19.1785
Exchange rates in effect [Member]
Foreign currency transactions [Line Items]
Mexican pesos per one U.S. dollar	20.3063